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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22638

ARROW INVESTMENTS TRUST

(Exact name of registrant as specified in charter)

2943 Olney Sandy Springs Road, Suite A  Olney, Maryland 20832

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 260-1001

Date of fiscal year end:  July 31st

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

*The following Funds did not vote proxies for the period July 1, 2011 through June 30, 2012:

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Managed Futures Trend Fund

Arrow Commodity Strategy Fund

Registrant: ARROW INVESTMENTS TRUST - ARROW ALTERNATIVE SOLUTIONS FUND
Investment Company Act file number: 811-22638
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Type	(e) Shareholder Meeting Date	(f) Matter Identification		(g) Proposal Type	(h) Voted	(i) Vote Cast	(j) For/Against Management	(k) Preferred Provider Recommendation
WINN-DIXIE STORES, INC.	WINN	974280307	SPECIAL	3/9/2012	1	A PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 16, 2011, AMONG OPAL HOLDINGS, LLC, OPAL MERGER SUB, INC., AND WINN-DIXIE STORES, INC.	MANAGEMENT	Y	FOR	FOR	FOR
WINN-DIXIE STORES, INC.	WINN	974280307	SPECIAL	3/9/2012	2	A PROPOSAL TO APPROVE, ON A NON- BINDING BASIS, THE COMPENSATION THAT MAY BECOME PAYABLE TO OUR NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.	MANAGEMENT	Y	FOR	FOR	FOR
WINN-DIXIE STORES, INC.	WINN	974280307	SPECIAL	3/9/2012	3	A PROPOSAL TO ADJOURN THE SPECIAL MEETING (IF NECESSARY OR APPROPRIATE), TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF SPECIAL MEETING TO APPROVE THE MERGER AGREEMENT.	MANAGEMENT	Y	FOR	FOR	FOR
EL PASO CORPORATION	EP	28336L109	SPECIAL	3/9/2012	1

AGREEMENT AND PLAN OF MERGER, BY AND AMONG EL PASO CORPORATION ("EL PASO"), SIRIUS HOLDINGS MERGER CORPORATION, SIRIUS MERGER CORPORATION, KINDER MORGAN, INC., SHERPA MERGER SUB, INC. AND SHERPA
ACQUISITION, LLC (MERGER AGREEMENT) AND AGREEMENT & PLAN OF MERGER BY AND AMONG EL PASO, SIRIUS HOLDINGS
MERGER CORPORATION & SIRIUS MERGER CORPORATION (FIRST MERGER AGREEMENT)

							MANAGEMENT	Y	FOR	FOR	FOR
EL PASO CORPORATION	EP	28336L109	SPECIAL	3/9/2012	2	TO APPROVE ANY ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSAL TO ADOPT THE MERGER AGREEMENT AND THE FIRST MERGER AGREEMENT	MANAGEMENT	Y	FOR	FOR	FOR
EL PASO CORPORATION	EP	28336L109	SPECIAL	3/9/2012	3

TO APPROVE ON AN ADVISORY (NON-BINDING) BASIS THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO EL
PASO'S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE PROPOSED TRANSACTIONS

							MANAGEMENT	Y	AGAINST	AGAINST	AGAINST
GOODRICH CORPORATION	GR	382388106	SPECIAL	3/13/2012	1

ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 21, 2011, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME IN ACCORDANCE WITH ITS TERMS, BY AND AMONG UNITED TECHNOLOGIES CORPORATION, CHARLOTTE LUCAS
CORPORATION, A WHOLLY OWNED
SUBSIDIARY OF UNITED TECHNOLOGIES CORPORATION, AND GOODRICH CORPORATION.

							MANAGEMENT	Y	FOR	FOR	FOR
GOODRICH CORPORATION	GR	382388106	SPECIAL	3/13/2012	2	APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION TO BE PAID TO GOODRICH'S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.	MANAGEMENT	Y	FOR	FOR	FOR
GOODRICH CORPORATION	GR	382388106	SPECIAL	3/13/2012	3	APPROVE ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.	MANAGEMENT	Y	FOR	FOR	FOR
TALEO CORPORATION	TLEO	87424N104	SPECIAL	4/5/2012	1

A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 8, 2012, AMONG TALEO CORPORATION, A DELAWARE CORPORATION ("TALEO"), OC ACQUISITION
LLC ("ORACLE ACQUISITION ENTITY"), TIGER ACQUISITION CORPORATION AND ORACLE
CORPORATION, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

							MANAGEMENT	Y	FOR	FOR	FOR
TALEO CORPORATION	TLEO	87424N104	SPECIAL	4/5/2012	2	A PROPOSAL TO APPROVE, ON A NON- BINDING ADVISORY BASIS, THE COMPENSATION THAT MAY BECOME PAYABLE TO TALEO'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE COMPLETION OF THE MERGER.	MANAGEMENT	Y	FOR	FOR	FOR
TALEO CORPORATION	TLEO	87424N104	SPECIAL	4/5/2012	3

A PROPOSAL TO APPROVE THE
ADJOURNMENT OF SPECIAL MEETING TO A LATER DATE OR TIME IF CHAIRMAN OF SPECIAL MEETING DETERMINES THAT IT IS NECESSARY OR APPROPRIATE & IS PERMITTED BY MERGER AGREEMENT, INCLUDING TO SOLICIT ADDITIONAL PROXIES IF THERE IS NOT A QUORUM PRESENT OR IF TALEO HAS NOT OBTAINED
SUFFICIENT AFFIRMATIVE STOCKHOLDER VOTES TO ADOPT MERGER AGREEMENT.

							MANAGEMENT	Y	FOR	FOR	FOR
HARLEYSVILLE GROUP, INC.	HGIC	412824104	SPECIAL	4/24/2012	1

TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 28, 2011, BY AND AMONG NATIONWIDE MUTUAL
INSURANCE COMPANY, HARLEYSVILLE MUTUAL INSURANCE COMPANY, NATIONALS SUB, INC., AND HARLEYSVILLE GROUP INC.

							MANAGEMENT	Y	FOR	FOR	FOR
HARLEYSVILLE GROUP, INC.	HGIC	412824104	SPECIAL	4/24/2012	2	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, COMPENSATION THAT MAY BE RECEIVED BY CERTAIN NAMED EXECUTIVE OFFICERS OF HARLEYSVILLE GROUP INC. IN CONNECTION WITH THE MERGER.	MANAGEMENT	Y	AGAINST	AGAINST	AGAINST
THOMAS & BETTS CORPORATION	TNB	884315102	SPECIAL	5/2/2012	1	TO APPROVE THE AGREEMENT AND PLAN OF MERGER DATED AS OF JANUARY 29, 2012 AMONG THOMAS & BETTS CORPORATION, ABB LTD AND EDISON ACQUISITION CORPORATION, AS IT MAY BE AMENDED FROM TIME TO TIME.	MANAGEMENT	Y	FOR	FOR	FOR
THOMAS & BETTS CORPORATION	TNB	884315102	SPECIAL	5/2/2012	2

TO APPROVE AN ADJOURNMENT OF THE SPECIAL MEETING OF SHAREHOLDERS IF NECESSARY OR APPROPRIATE, IN THE VIEW OF THE BOARD OF DIRECTORS, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF
PROPOSAL 1 IF THERE ARE NOT
SUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT TO APPROVE PROPOSAL 1.

							MANAGEMENT	Y	FOR	FOR	FOR
THOMAS & BETTS CORPORATION	TNB	884315102	SPECIAL	5/2/2012	3	TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, CERTAIN COMPENSATION TO BE PAID BY THOMAS & BETTS CORPORATION TO ITS NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012	1	ELECTION OF DIRECTORS	MANAGEMENT
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		1 GREGORY S WEISHAR	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		2 W. ROBERT DAHL	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		3 FRANK E. COLLINS, ESQ	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		4 THOMAS P. MAC MAHON	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		5 MARJORIE W. DORR	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		6THOMAS P. GERRITY , PH.D	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		7 ROBERT A. OAKLEY, PH. D	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012		8 GEOFFREY G. MEYERS	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012	2	Ratify Appointment of Independent Auditors	MANAGEMENT	Y	FOR	FOR	FOR
PHARMERICA CORPORATION	PMC	71714F104	ANNUAL	6/12/2012	3	14A Executive Compensation	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012	1	ELECTION OF DIRECTORS	MANAGEMENT
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		1 LI FU	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		2 JOSEPH LONGEVER	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		3 WENBING WANG	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		4 CHONGQI HUANG	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		5 FENG BAI	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		6 JIPING HUA	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012		7 JOHN FRANCIS PERKOWSKI	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012	2	Ratify Appointment of Independent Auditors	MANAGEMENT	Y	FOR	FOR	FOR
FUSHI COPPERWELD, INC	FSIN	36113E107	ANNUAL	6/28/2012	3	14A Executive Compensation	MANAGEMENT	Y	FOR	FOR	FOR
PRESTIGE BRANDS HOLDINGS, INC.	PBH	74112D101	ANNUAL	6/28/2012	1	ELECTION OF DIRECTORS	MANAGEMENT
						1 MATTHEW M. MANNELLY	MANAGEMENT	Y	FOR	FOR	FOR
						2 JOHN E BYOM	MANAGEMENT	Y	FOR	FOR	FOR
						3 GARY COSTLEY	MANAGEMENT	Y	FOR	FOR	FOR
						4 CHARLES J. HINKATY	MANAGEMENT	Y	FOR	FOR	FOR
						5 PATRICK M. LONERGAN	MANAGEMENT	Y	FOR	FOR	FOR
PRESTIGE BRANDS HOLDINGS, INC.	PBH	74112D101	ANNUAL	6/28/2012	2	Ratify Appointment of Independent Auditors	MANAGEMENT	Y	FOR	FOR	FOR
PRESTIGE BRANDS HOLDINGS, INC.	PBH	74112D101	ANNUAL	6/28/2012	3	14A Executive Compensation	MANAGEMENT	Y	FOR	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ARROW INVESTMENTS TRUST

By (Signature and Title)*    /s/Kevin Wolf.

Kevin Wolf, Principal Financial Officer and Treasurer

Date:  August 24, 2012

* Print the name and title of each signing officer under his or her signature.